INCOME TAXES (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Income Taxes Details Abstract
Income tax provision at the federal statutory rate	21.00%	21.00%	35.00%
Effect on operating losses	(21.00%)	(21.00%)	(35.00%)